Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Cumulative effect due to adoption of new accounting standard	AerCap Holdings N.V. shareholders’ equity	AerCap Holdings N.V. shareholders’ equity Cumulative effect due to adoption of new accounting standard	Ordinary share capital	Additional paid-in capital	Treasury shares	Accumulated other comprehensive income (loss)	Accumulated retained earnings	Accumulated retained earnings Cumulative effect due to adoption of new accounting standard	Non-controlling interest
Beginning balance (in shares) at Dec. 31, 2018					151,847,345
Beginning balance at Dec. 31, 2018	$ 8,880,614		$ 8,828,048		$ 1,866	$ 2,712,417	$ (476,085)	$ (1,824)	$ 6,591,674		$ 52,566
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(6,341)								0		(6,341)
Repurchase of shares	(607,343)		(607,343)				(607,343)
Share cancellation (in shares)					(10,000,000)
Share cancellation	0				$ (112)	(503,005)	503,117
Share-based compensation	69,410		69,410			69,410
Ordinary shares issued, net of tax withholdings	(29,149)		(29,149)			(69,360)	42,970		(2,759)
Total comprehensive income (loss)	1,075,014		1,053,931					(91,763)	1,145,694		21,083
Ending balance (in shares) at Dec. 31, 2019					141,847,345
Ending balance at Dec. 31, 2019	9,382,205	$ (25,778)	9,314,897	$ (25,778)	$ 1,754	2,209,462	(537,341)	(93,587)	7,734,609	$ (25,778)	67,308
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(2,935)								0		(2,935)
Repurchase of shares	(117,302)		(117,302)				(117,302)
Share cancellation (in shares)					(3,000,000)
Share cancellation	0				$ (33)	(149,203)	149,236
Share-based compensation	69,187		69,187			69,187
Ordinary shares issued, net of tax withholdings	(16,470)		(16,470)			(51,321)	45,413		(10,562)
Total comprehensive income (loss)	(356,421)		(360,064)					(61,498)	(298,566)		3,643
Ending balance (in shares) at Dec. 31, 2020					138,847,345
Ending balance at Dec. 31, 2020	8,932,486		8,864,470		$ 1,721	2,078,125	(459,994)	(155,085)	7,399,703		68,016
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends paid	(323)								0		(323)
Repurchase of shares	(35,406)		(35,406)				(35,406)
Share-based compensation	96,087		96,087			96,087
Ordinary shares issued, net of tax withholdings	(13,625)		(13,625)			(233,175)	209,499		10,051
Total comprehensive income (loss)	1,085,181		1,076,257					75,750	1,000,507		8,924
GECAS Transaction, stock issued during period (in shares)					111,500,000
GECAS Transaction, stock issued during period, value	6,582,960		6,582,960		$ 1,303	6,581,657
Ending balance (in shares) at Dec. 31, 2021					250,347,345
Ending balance at Dec. 31, 2021	$ 16,647,360		$ 16,570,743		$ 3,024	$ 8,522,694	$ (285,901)	$ (79,335)	$ 8,410,261		$ 76,617